Income Taxes (Schedule Of Reasons Behind Differences In Computation Of Total Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Reasons Behind Differences in Computation of Total Income Taxes [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 460.5	$ 438.4
Tax expense at statutory federal income tax rate, value	$ 161.2	$ 153.5
Tax expense at statutory federal income tax rate, rate	35.00%	35.00%
State income taxes, net of federal income tax benefit, value	$ 13.4	$ 20.3
State income taxes, net of federal income tax benefit, rate	2.90%	4.60%
Regulatory treatment of depreciation differences, value	$ (14.0)	$ 0.0
Regulatory treatment of depreciation differences, rate	(3.00%)	0.00%
Regulatory treatment of AFUDC-Equity, value	$ (9.2)	$ (3.7)
Regulatory treatment of AFUDC-Equity, rate	(2.00%)	(0.80%)
Tax accrual adjustments and other, net, value	$ 1.6	$ (0.4)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.30%	(0.10%)
Income Taxes from Continuing Operations	$ 153.0	$ 169.7
Income Taxes from Continuing Operations, rate	33.20%	38.70%
Predecessor
Schedule of Reasons Behind Differences in Computation of Total Income Taxes [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest			$ 418.2
Tax expense at statutory federal income tax rate, value			$ 146.4
Tax expense at statutory federal income tax rate, rate			35.00%
State income taxes, net of federal income tax benefit, value			$ 3.0
State income taxes, net of federal income tax benefit, rate			0.70%
Regulatory treatment of depreciation differences, value			$ 0.0
Regulatory treatment of depreciation differences, rate			0.00%
Regulatory treatment of AFUDC-Equity, value			$ (2.4)
Regulatory treatment of AFUDC-Equity, rate			(0.60%)
Tax accrual adjustments and other, net, value			$ (0.5)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent			(0.10%)
Income Taxes from Continuing Operations			$ 146.5
Income Taxes from Continuing Operations, rate			35.00%